CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,105,200,000)	$ (169,374,166)	¥ (2,689,267,847)	¥ (1,945,846,212)
Adjustments for:
Depreciation of property and equipment	12,143,925	1,861,138	10,003,655	4,291,284
Amortization of intangible assets	13,025,735	1,996,281	10,555,229	1,602,163
Non-cash operating lease expense	41,205,243	6,314,980	43,513,790
Deferred tax benefit	(2,403,240)	(368,313)	(2,403,243)	(400,541)
Share-based compensation	463,213,874	70,990,632	271,978,493	951,626,250
Interest expense	36,798,148	5,639,563	26,878,316
Changes in estimate for accrued liabilities related to users' loyalty programs	8,746,231	1,340,419	22,687,320	54,601,750
Allowance for doubtful accounts	79,809,120	12,231,283
Unrealized gain of publicly traded equity security	(16,665,259)	(2,554,063)
Unrealized loss of non-marketable equity securities	54,403,495	8,337,700
Loss on disposal of property, plant and equipment	169,916	26,041
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	(297,664,140)	(45,619,025)	(322,838,858)	(160,733,479)
Amount due from related parties	(105,438,482)	(16,159,154)	(278,155,878)
Prepayments and other current assets	105,748,575	16,206,678	(85,958,956)	(74,365,824)
Accounts receivables, noncurrent	(54,638,516)	(8,373,719)
Other non-current assets	13,111,844	2,009,478	(8,979,480)	(3,388,147)
Accounts payable	120,574,857	18,478,905	197,019,533	115,892,236
Amount due to related parties	5,990,297	918,053	3,436,586
Registered users' loyalty payable	(61,518,893)	(9,428,183)	(122,516,495)	235,684,796
Salary and welfare payable	20,256,670	3,104,470	85,747,532	36,964,404
Tax payable	(20,963,972)	(3,212,869)	13,096,995	70,010,545
Accrued liabilities related to users' loyalty programs	2,156,637	330,519	22,363,815	(197,471,407)
Accrued liabilities and other current liabilities	(28,786,344)	(4,411,700)	392,071,989	353,985,756
Advances from customers and deferred revenue	(105,853,778)	(16,222,801)	91,530,811	113,095,683
Operating lease liabilities	(39,073,120)	(5,988,218)	(45,584,621)
Non-current liabilities	(2,956,532)	(453,108)	(2,473,756)	9,686,219
Net cash used in operating activities	(863,800,000)	(132,379,179)	(2,367,295,070)	(434,764,524)
Cash flows from investing activities:
Purchase of short-term investments	(1,271,775,756)	(194,908,162)	(2,454,602,495)	(4,164,032,230)
Purchase of long-term investments	(106,276,500)	(16,287,586)	(37,589,200)
Proceeds from maturity of short-term investments	2,173,594,307	333,117,901	1,294,361,059	4,189,115,780
Purchase of intangible assets	(3,785,796)	(580,199)	(4,971,310)	(72,097,321)
Cash paid for acquisitions, net of cash acquired				(10,729,825)
Purchase of property and equipment	(6,197,867)	(949,865)	(21,349,657)	(14,924,590)
Proceeds from disposal of property and equipment	786,601	120,552		175,634
Prepayment for purchase of intangible asset	(3,800,000)	(582,375)
Net cash provided by/(used in) investing activities	782,544,989	119,930,266	(1,224,151,603)	(72,492,552)
Cash flows from financing activities:
Payment of accrued Initial Public Offering expense			(1,575,911)
Proceeds from follow-on offering, net of issuance costs			212,143,573
Proceeds from issuance of ordinary shares to The Paper			144,351,128
Proceeds from Convertible Loan, net of issuance costs		1,174,900,000	1,174,616,692
Payment for repurchase of ordinary shares			(142,228,779)
Cash received from other financing activities				138,051
Proceeds from bank borrowings	70,000,000	10,727,969
Proceeds of borrowings from a related party	13,356,200	2,046,927
Net cash provided by financing activities	307,746,200	47,164,168	1,768,001,310	2,298,043,751
Net increase/ (decrease) in cash, cash equivalents and restricted cash	226,517,047	34,715,255	(1,823,445,363)	1,790,786,675
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(7,414,861)	(1,136,377)	12,845,762	117,043,158
Cash, cash equivalents and restricted cash at the beginning of year	375,688,645	57,576,804	2,186,288,246	278,458,413
Cash, cash equivalents and restricted cash at the end of year	594,790,831	91,155,682	375,688,645	2,186,288,246
Supplemental disclosure of cash flow information:
Cash paid for interest	364,444	55,853
Cash paid for income taxes	3,267,758	500,806
Noncash Investing and Financing Items [Abstract]
Accrued Initial Public Offering expense				1,575,911
Revenue recognized for non-monetary transactions (Note 8)			(40,000,000)
Sales and marketing expense recorded for non-monetary transactions (Note 8)			21,132,075
Incentive payment to customer (Note 13)				(22,842,164)
Cooperation service fee to The Paper (Note 3)			(8,499,574)
Deemed dividend to preferred shares shareholders				1,916,871
Gains on repurchase of convertible redeemable preferred shares				(18,332,152)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	(14,841,680)	(2,274,587)
Content and intangible assets acquired from a third-party investor through the issuance of Series C convertible redeemable preferred shares of a subsidiary (Note 21)	(375,804,780)	(57,594,602)
The below table reconciles cash, cash equivalents, and restricted cash as reported in the consolidated balanace sheets to the total of the same amounts shown in the consolidated statements of cash flows
Cash and cash equivalents	494,474,891	75,781,592	347,817,093	2,186,288,246
Restricted cash	100,315,940	15,374,090	27,871,552
Cash, cash equivalents and restricted cash at the end of year	594,790,831	91,155,682	375,688,645	2,186,288,246
Initial Public Offering And Over Allotment Option
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of cost of issuance				592,507,394
Series B Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			353,337,104
Payment of accrued issuance costs for Series B convertible redeemable preferred shares of a subsidiary	(435,000)	(66,667)
Repurchase of Series B Convertible redeemable Preferred Shares of a subsidiary	(135,744,000)	(20,803,678)
Noncash Investing and Financing Items [Abstract]
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	(14,841,680)
Series C Convertible Redeemable Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	360,569,000	55,259,617
Noncash Investing and Financing Items [Abstract]
Accrued Series C convertible redeemable preferred shares issuance cost of a subsidiary	3,135,292	480,505
Series A and B Convertible Redeemable Preferred Shares of Subsidiary
Noncash Investing and Financing Items [Abstract]
Accrued Series A and B convertible redeemable preferred shares issuance cost of a subsidiary			435,000	126,146
Series AB And C Convertible Redeemable Preferred Shares Of Subsidiary [Member]
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value	¥ 48,276,771	$ 7,398,739	20,548,032	978,201
Series A Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			¥ 27,357,503	97,147,400
Series B1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				651,736,522
Series B2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				569,316,830
Series B3 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				282,249,969
Series C1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				104,947,585
Series A Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				15,718,213
Series A1 Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				4,840,875
Series B1 Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				37,001,459
Series B2 Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				31,800,587
Series B3 Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				12,312,158
Series C1 Preferred Shares
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value				¥ 133,451